Document and Entity Information	3 Months Ended
Mar. 31, 2016
License Agreement Fee Charged Percent Of Sales
Entity Registrant Name	Meridian Waste Solutions, Inc.
Entity Central Index Key	0000949721
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Is Entity a Well-known Seasoned Issuer?	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016